Note 8 - Vessels and Advances, Net - Summary of Vessels (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Vessel Cost [Member]
Beginning Balance, Vessel Cost	$ 4,159,475
Vessels’ acquisitions, advances and other vessels’ costs	344,528
Vessels sales, transfers and other movements, cost	(71,267)
Ending Balance, Vessel Cost	4,432,736
Accumulated Depreciation [Member]
Beginning Balance, Accumulated Depreciation	(1,420,493)
Depreciation	(65,383)
Vessels sales, transfers and other movements, deprceiation	26,516
Ending Balance, Accumulated Depreciation	(1,459,360)
Net Book Value [Member]
Beginning Balance, Net Book Value	2,738,982
Depreciation	(65,383)
Vessels’ acquisitions, advances and other vessels’ costs	344,528
Vessels sales, transfers and other movements	(44,751)
Ending Balance, Net Book Value	$ 2,973,376